INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
INCOME TAXES
Income tax benefit	$ (27,920)	$ 0	$ (940)	$ 0
Decreases recorded as a benefit to income tax provision	28,100		(934)
Unrecognized tax benefits	$ 1,200
United States			(34,285)	(103,596)
Foreign			(670)
Loss before income taxes			$ (34,955)	$ (103,596)